INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets
Federal R&D credit	$ 2,586,000	$ 2,285,000
Inventory	2,161,000	399,000
Allowance for bad debt	109,000	33,000
Compensation Related	77,000	68,000
Other Accruals	23,000	9,000
State NOL	5,230,000	5,094,000
Federal NOL	51,175,000	47,831,000
Property & Equipment	92,000	157,000
Stock Options	7,069,000	7,371,000
Valuation Allowance	(66,548,000)	(59,023,000)
Total Deferred Tax Assets	1,974,000	4,224,000
Deferred Tax Liabilities
Intangibles	(1,974,000)	(4,224,000)
Total Deferred Tax Liabilities	(1,974,000)	(4,224,000)
Net Deferred Tax Asset/(Liability)	$ 0	$ 0